NOTE 19. AMOUNTS DUE TO RELATED COMPANIES	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 19. AMOUNTS DUE TO RELATED COMPANIES

NOTE 19. AMOUNTS DUE TO RELATED COMPANIES

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$
Current portion	237,674	6,101,850
Non-current portion	-	-
	237,674	6,101,850

As at December 31, 2020, the amounts due to related companies are unsecured, non-interest bearing and repayable on demand.

In 2018, a Group company entered into a loan agreement to borrow A$1,664,924 (HK$9,200,000) from a former related company, Oakridge (Hong Kong) Corporation Limited ("Oakridge"), a company owned and controlled by Dr. Herbert Ying Chiu LEE, the then controlling shareholder of the Company. The loan was non-interest bearing, unsecured and repayable on March 31, 2020 after an extension from the previous repayment date of September 30, 2019. During the year 2019, Oakridge advanced to the Group an additional A$3,478,140 (HK$19,000,000). These advances were non-interest bearing, non-secured and repayable on March 31, 2020. As at December 31, 2019, the Group owed Oakridge A$5,162,292 (HK$28,200,000) in respect of these loans.

On March 31, 2020, the terms of the above said unsecured loans of A$5,162,292 (HK$28,200,000) was changed to interest bearing at an annual interest rate of 6.0% and the repayment date was extended to March 31, 2021. The loan was removed after disposal of subsidiaries. The datails of these disposals are listed out in note 27.